DAVENPORT CORE FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Communication Services - 8.5%
Alphabet, Inc. - Class A (a)	7,961	$10,662,884
Alphabet, Inc. - Class C (a)	6,941	9,280,256
Liberty Broadband Corporation - Series C (a)	103,475	13,011,981
T-Mobile USA, Inc. (a)	104,414	8,188,146
Walt Disney Company (The)	69,634	10,071,165
		51,214,432
Consumer Discretionary - 10.2%
Amazon.com, Inc. (a)	6,395	11,816,937
CarMax, Inc. (a)	181,587	15,919,732
Home Depot, Inc. (The)	56,232	12,279,944
NIKE, Inc. - Class B	94,083	9,531,549
TJX Companies, Inc. (The)	201,130	12,280,998
		61,829,160
Consumer Staples - 7.5%
Anheuser-Busch InBev S.A./N.V. - ADR	180,265	14,788,940
Mondelēz International, Inc. - Class A	154,758	8,524,071
Nestlé S.A. - ADR	121,554	13,159,436
PepsiCo, Inc.	62,225	8,504,291
		44,976,738
Energy - 4.7%
Chevron Corporation	67,744	8,163,830
EOG Resources, Inc.	95,470	7,996,567
Marathon Petroleum Corporation	204,933	12,347,213
		28,507,610
Financials - 19.7%
Berkshire Hathaway, Inc. - Class B (a)	82,053	18,585,005
Brookfield Asset Management, Inc. - Class A	368,478	21,298,028
Capital One Financial Corporation	150,286	15,465,932
Charles Schwab Corporation (The)	207,471	9,867,321
CME Group, Inc.	52,565	10,550,847
JPMorgan Chase & Company	116,788	16,280,247
Markel Corporation (a)	15,355	17,553,375
Wells Fargo & Company	169,550	9,121,790
		118,722,545
Health Care - 11.3%
Becton, Dickinson and Company	43,084	11,717,556
CVS Health Corporation	130,146	9,668,546
Danaher Corporation	135,736	20,832,761
Johnson & Johnson	97,740	14,257,334

DAVENPORT CORE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Health Care - 11.3% (Continued)
Merck & Company, Inc.	130,354	$11,855,696
		68,331,893
Industrials - 6.4%
FedEx Corporation	54,807	8,287,366
General Dynamics Corporation	41,578	7,332,280
Honeywell International, Inc.	63,353	11,213,481
Union Pacific Corporation	65,235	11,793,836
		38,626,963
Information Technology - 18.0%
Accenture plc - Class A	93,234	19,632,283
Adobe, Inc. (a)	62,835	20,723,611
Apple, Inc.	43,769	12,852,767
Broadcom, Inc.	29,532	9,332,703
Mastercard, Inc. - Class A	58,230	17,386,896
Microsoft Corporation	73,568	11,601,674
Visa, Inc. - Class A	92,686	17,415,699
		108,945,633
Materials - 8.5%
Air Products & Chemicals, Inc.	37,095	8,716,954
Ecolab, Inc.	42,886	8,276,569
Martin Marietta Materials, Inc.	40,356	11,285,152
Sherwin-Williams Company (The)	25,365	14,801,492
Vulcan Materials Company	59,065	8,504,770
		51,584,937
Real Estate - 4.0%
American Tower Corporation	105,272	24,193,611

Total Common Stocks (Cost $344,432,305)		$596,933,522

DAVENPORT CORE FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.1%	Shares	Value
First American Treasury Obligations Fund - Class Z, 1.49% (b) (Cost $6,917,899)	6,917,899	$6,917,899

Total Investments at Value - 99.9% (Cost $351,350,204)		$603,851,421

Other Assets in Excess of Liabilities - 0.1%		337,950

Net Assets - 100.0%		$604,189,371

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2019.

See accompanying notes to Schedules of Investments

DAVENPORT VALUE & INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Communication Services - 4.2%
Comcast Corporation - Class A	444,034	$19,968,209
Verizon Communications, Inc.	191,041	11,729,917
		31,698,126
Consumer Discretionary - 5.1%
Carnival Corporation	283,860	14,428,604
Las Vegas Sands Corporation	182,121	12,573,634
McDonald's Corporation	56,189	11,103,508
		38,105,746
Consumer Staples - 9.7%
Altria Group, Inc.	178,636	8,915,723
Anheuser-Busch InBev S.A./N.V. - ADR	251,853	20,662,020
Diageo plc - ADR	91,794	15,459,946
PepsiCo, Inc.	100,673	13,758,979
Philip Morris International, Inc.	160,926	13,693,193
		72,489,861
Energy - 9.5%
Chevron Corporation	72,576	8,746,134
Enbridge, Inc.	312,446	12,425,977
Exxon Mobil Corporation	197,166	13,758,243
Marathon Petroleum Corporation	288,265	17,367,966
Royal Dutch Shell plc - Class B - ADR	322,917	19,365,333
		71,663,653
Financials - 27.2%
Allstate Corporation (The)	110,620	12,439,219
Bank of America Corporation	358,777	12,636,126
Berkshire Hathaway, Inc. - Class B (a)	68,234	15,455,001
Brookfield Asset Management, Inc. - Class A	475,273	27,470,779
Capital One Financial Corporation	187,291	19,274,117
Citigroup, Inc.	159,041	12,705,786
Fairfax Financial Holdings Ltd.	43,231	20,280,094
Fidelity National Financial, Inc.	553,537	25,102,903
JPMorgan Chase & Company	191,015	26,627,491
Markel Corporation (a)	17,671	20,200,957
Wells Fargo & Company	219,359	11,801,514
		203,993,987
Health Care - 12.4%
Bristol-Myers Squibb Company	364,437	23,393,211
CVS Health Corporation	239,641	17,802,930
Johnson & Johnson	159,565	23,275,747
Medtronic plc	128,756	14,607,368

DAVENPORT VALUE & INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Health Care - 12.4% (Continued)
Merck & Company, Inc.	158,157	$14,384,379
		93,463,635
Industrials - 8.6%
3M Company	44,998	7,938,547
Delta Air Lines, Inc.	254,846	14,903,394
Norfolk Southern Corporation	55,813	10,834,978
United Parcel Service, Inc. - Class B	95,112	11,133,811
Watsco, Inc.	110,372	19,883,516
		64,694,246
Information Technology - 8.5%
Cisco Systems, Inc.	315,038	15,109,223
Intel Corporation	247,098	14,788,815
Microsoft Corporation	124,171	19,581,767
TE Connectivity Ltd.	147,598	14,145,792
		63,625,597
Materials - 2.4%
Dow, Inc.	183,351	10,034,800
Freeport-McMoRan, Inc.	622,490	8,167,069
		18,201,869
Real Estate - 7.3%
Crown Castle International Corporation	96,688	13,744,199
Gaming and Leisure Properties, Inc.	292,729	12,601,984
Lamar Advertising Company - Class A	196,190	17,511,919
W.P. Carey, Inc.	141,244	11,305,170
		55,163,272
Utilities - 2.5%
Dominion Energy, Inc.	228,989	18,964,869

Total Common Stocks (Cost $568,836,770)		$732,064,861

DAVENPORT VALUE & INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.5%	Shares	Value
First American Treasury Obligations Fund - Class Z, 1.49% (b) (Cost $19,056,325)	19,056,325	$19,056,325

Total Investments at Value - 99.9% (Cost $587,893,095)		$751,121,186

Other Assets in Excess of Liabilities - 0.1%		519,052

Net Assets - 100.0%		$751,640,238

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2019.

See accompanying notes to Schedules of Investments

DAVENPORT EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Communication Services - 17.9%
DISH Network Corporation - Class A (a)	672,416	$23,850,595
Liberty Broadband Corporation - Series C (a)	177,921	22,373,566
Live Nation Entertainment, Inc. (a)	335,044	23,945,595
Take-Two Interactive Software, Inc. (a)	153,871	18,838,426
		89,008,182
Consumer Discretionary - 14.7%
CarMax, Inc. (a)	274,842	24,095,398
Dollar Tree, Inc. (a)	123,435	11,609,062
Etsy, Inc. (a)	254,247	11,263,142
MercadoLibre, Inc. (a)	16,968	9,704,678
O'Reilly Automotive, Inc. (a)	37,533	16,449,212
		73,121,492
Financials - 27.5%
Brookfield Asset Management, Inc. - Class A	504,931	29,185,012
Capital One Financial Corporation	185,970	19,138,173
Cboe Global Markets, Inc.	110,758	13,290,960
Fairfax Financial Holdings Ltd.	58,431	27,410,566
Fidelity National Financial, Inc.	447,444	20,291,585
Markel Corporation (a)	23,881	27,300,043
		136,616,339
Health Care - 3.2%
Zoetis, Inc.	120,976	16,011,174

Industrials - 8.7%
Colfax Corporation (a)	165,726	6,029,112
Watsco, Inc.	107,276	19,325,771
Xylem, Inc.	224,492	17,687,725
		43,042,608
Information Technology - 10.6%
Autodesk, Inc. (a)	107,467	19,715,896
Black Knight, Inc. (a)	252,917	16,308,088
Intuit, Inc.	64,192	16,813,811
		52,837,795
Materials - 9.8%
Martin Marietta Materials, Inc.	87,873	24,572,806
Sherwin-Williams Company (The)	41,395	24,155,638
		48,728,444

DAVENPORT EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Real Estate - 6.4%
American Tower Corporation	138,206	$31,762,503

Total Common Stocks (Cost $332,993,025)		$491,128,537

MONEY MARKET FUNDS - 1.8%	Shares	Value
First American Treasury Obligations Fund - Class Z, 1.49% (b) (Cost $9,184,208)	9,184,208	$9,184,208

Total Investments at Value - 100.6% (Cost $342,177,233)		$500,312,745

Liabilities in Excess of Other Assets - (0.6%)		(3,034,650)

Net Assets - 100.0%		$497,278,095

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2019.

See accompanying notes to Schedules of Investments

DAVENPORT SMALL CAP FOCUS FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

COMMON STOCKS - 88.3%	Shares	Value
Communication Services - 7.1%
Cable One, Inc.	3,138	$4,670,819
Shenandoah Telecommunications Company	116,855	4,862,336
Sinclair Broadcast Group, Inc. - Class A	180,000	6,001,200
		15,534,355
Consumer Discretionary - 16.6%
Drive Shack, Inc. (a)	626,490	2,292,953
Eldorado Resorts, Inc. (a)	154,381	9,207,283
Etsy, Inc. (a)	193,969	8,592,827
Monarch Casino & Resort, Inc. (a)	182,641	8,867,221
Pool Corporation	18,661	3,963,223
Red Rock Resorts, Inc. - Class A	134,899	3,230,831
		36,154,338
Consumer Staples - 3.7%
Seaboard Corporation	1,909	8,114,300

Financials - 22.8%
Cannae Holdings, Inc. (a)	356,482	13,257,566
Diamond Hill Investment Group, Inc.	67,877	9,534,003
Kinsale Capital Group, Inc.	46,751	4,752,707
OneSpaWorld Holdings Ltd. (a)	531,932	8,957,735
TowneBank	209,837	5,837,665
Trupanion, Inc. (a)	198,813	7,447,535
		49,787,211
Health Care - 4.0%
Heska Corporation (a)	47,666	4,573,076
Teladoc Health, Inc. (a)	48,273	4,041,416
		8,614,492
Industrials - 17.0%
Builders FirstSource, Inc. (a)	180,886	4,596,313
Casella Waste Systems, Inc. - Class A (a)	109,921	5,059,664
Colfax Corporation (a)	363,000	13,205,940
Evoqua Water Technologies Corporation (a)	402,576	7,628,815
Watsco, Inc.	36,593	6,592,229
		37,082,961
Information Technology - 6.5%
Black Knight, Inc. (a)	97,867	6,310,464
Switch, Inc. - Class A	300,195	4,448,890
Verra Mobility Corporation (a)	237,597	3,323,982
		14,083,336

DAVENPORT SMALL CAP FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.3% (Continued)	Shares	Value
Materials - 5.8%
Fortuna Silver Mines, Inc. (a)	730,300	$2,979,624
MAG Silver Corporation (a)	438,831	5,195,759
NewMarket Corporation	9,191	4,471,605
		12,646,988
Real Estate - 4.8%
FRP Holdings, Inc. (a)	75,367	3,754,030
Lamar Advertising Company - Class A	75,713	6,758,143
		10,512,173

Total Common Stocks (Cost $150,712,592)		$192,530,154

MONEY MARKET FUNDS - 11.6%	Shares	Value
First American Treasury Obligations Fund - Class Z, 1.49% (b) (Cost $25,247,857)	25,247,857	$25,247,857

Total Investments at Value - 99.9% (Cost $175,960,449)		$217,778,011

Other Assets in Excess of Liabilities - 0.1%		218,187

Net Assets - 100.0%		$217,996,198

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2019.

See accompanying notes to Schedules of Investments

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

COMMON STOCKS - 59.8%	Shares	Value
Communication Services - 3.3%
AT&T, Inc.	47,978	$1,874,980
Comcast Corporation - Class A	52,607	2,365,737
Verizon Communications, Inc.	21,998	1,350,677
		5,591,394
Consumer Discretionary - 3.7%
Carnival Corporation	32,267	1,640,132
Las Vegas Sands Corporation	20,635	1,424,640
McDonald's Corporation	6,550	1,294,346
Nordstrom, Inc.	47,808	1,956,781
		6,315,899
Consumer Staples - 6.1%
Altria Group, Inc.	21,128	1,054,498
Anheuser-Busch InBev S.A./N.V. - ADR	29,612	2,429,369
Diageo plc - ADR	10,400	1,751,568
Ingredion, Inc.	11,586	1,076,919
PepsiCo, Inc.	11,584	1,583,185
Philip Morris International, Inc.	18,275	1,555,020
Universal Corporation	16,102	918,780
		10,369,339
Energy - 5.9%
Chevron Corporation	8,230	991,797
Enbridge, Inc.	35,804	1,423,925
Enterprise Products Partners, L.P.	32,984	928,829
Exxon Mobil Corporation	23,315	1,626,921
Marathon Petroleum Corporation	33,720	2,031,630
MPLX, L.P.	34,161	869,739
Royal Dutch Shell plc - Class B - ADR	37,212	2,231,604
		10,104,445
Financials - 16.5%
Allstate Corporation (The)	13,225	1,487,151
Bank of America Corporation	42,473	1,495,899
Berkshire Hathaway, Inc. - Class B (a)	7,943	1,799,090
Brookfield Asset Management, Inc. - Class A	55,818	3,226,280
Capital One Financial Corporation	21,287	2,190,645
Citigroup, Inc.	18,310	1,462,786
Diamond Hill Investment Group, Inc.	10,033	1,409,235
Fairfax Financial Holdings Ltd.	5,122	2,402,781
Fidelity National Financial, Inc.	64,140	2,908,749
JPMorgan Chase & Company	22,199	3,094,541

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 59.8% (Continued)	Shares	Value
Financials - 16.5% (Continued)
Lazard Ltd. - Class A	38,509	$1,538,820
Markel Corporation (a)	2,021	2,310,347
MetLife, Inc.	31,530	1,607,084
Wells Fargo & Company	25,694	1,382,337
		28,315,745
Health Care - 6.3%
Bristol-Myers Squibb Company	43,381	2,784,627
CVS Health Corporation	27,322	2,029,751
Johnson & Johnson	18,099	2,640,101
Medtronic plc	14,591	1,655,349
Merck & Company, Inc.	18,426	1,675,845
		10,785,673
Industrials - 4.4%
3M Company	5,172	912,444
Delta Air Lines, Inc.	29,867	1,746,622
Norfolk Southern Corporation	6,462	1,254,468
United Parcel Service, Inc. - Class B	11,142	1,304,283
Watsco, Inc.	13,005	2,342,851
		7,560,668
Information Technology - 4.2%
Cisco Systems, Inc.	36,085	1,730,637
Intel Corporation	26,771	1,602,244
Microsoft Corporation	14,207	2,240,444
TE Connectivity Ltd.	17,156	1,644,231
		7,217,556
Materials - 1.2%
Dow, Inc.	21,537	1,178,720
Freeport-McMoRan, Inc.	73,152	959,754
		2,138,474
Real Estate - 4.7%
Brookfield Property Partners, L.P.	92,622	1,693,130
Crown Castle International Corporation	11,296	1,605,726
Gaming and Leisure Properties, Inc.	32,282	1,389,740
Lamar Advertising Company - Class A	22,752	2,030,844
W.P. Carey, Inc.	16,746	1,340,350
		8,059,790
Utilities - 3.5%
Brookfield Infrastructure Partners, L.P.	34,753	1,737,302
Brookfield Renewable Partners, L.P.	42,747	1,993,293

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 59.8% (Continued)	Shares	Value
Utilities - 3.5% (Continued)
Dominion Energy, Inc.	26,770	$2,217,091
		5,947,686

Total Common Stocks (Cost $87,549,319)		$102,406,669

FIXED RATE CORPORATE BONDS - 20.3%	Par Value	Value
Consumer Staples - 3.5%
Altria Group, Inc., 4.75%, due 05/05/2021	$1,500,000	$1,554,535
J.M. Smucker Company (The), 3.50%, due 10/15/2021	1,500,000	1,538,717
PepsiCo, Inc., 2.75%, due 03/05/2022	1,200,000	1,225,089
Sysco Corporation, 2.60%, due 10/01/2020	1,700,000	1,707,058
		6,025,399
Energy - 4.8%
Boardwalk Pipelines, L.P., 4.45%, due 07/15/2027	2,000,000	2,073,592
Halliburton Company, 3.80%, due 11/15/2025	2,325,000	2,480,288
MPLX, L.P., 4.125%, due 03/01/2027	1,750,000	1,838,268
Occidental Petroleum Corporation, 3.50%, due 06/15/2025	1,750,000	1,807,264
		8,199,412
Financials - 3.5%
BlackRock, Inc., 3.50%, due 03/18/2024	1,150,000	1,223,517
Citigroup, Inc., 3.30%, due 04/27/2025	2,250,000	2,363,088
Fiserv, Inc., 3.20%, due 07/01/2026	2,225,000	2,304,311
		5,890,916
Health Care - 2.3%
AbbVie, Inc., 2.50%, due 05/14/2020	1,300,000	1,301,953
CVS Health Corporation, 3.00%, due 08/15/2026	2,600,000	2,652,648
		3,954,601
Industrials - 2.7%
Boing Company (The), 2.70%, due 02/01/2027	1,395,000	1,414,402
General Dynamics Corporation, 3.375%, due 05/15/2023	1,750,000	1,828,569
John Deere Capital Corporation, 2.60%, due 03/07/2024	1,325,000	1,355,433
		4,598,404
Information Technology - 2.3%
Oracle Corporation, 3.625%, due 07/15/2023	1,500,000	1,586,236
PayPal Holdings, Inc., 2.40%, due 10/01/2024	2,250,000	2,272,191
		3,858,427

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 20.3% (Continued)	Par Value	Value
Materials - 1.2%
Sherwin-Williams Company (The), 3.45%, due 06/01/2027	$2,000,000	$2,116,280

Total Fixed Rate Corporate Bonds (Cost $33,994,840)		$34,643,439

VARIABLE RATE CORPORATE BONDS (b) - 6.7%	Par Value	Value
Communication Services - 0.6%
AT&T, Inc., 2.891% (3MO LIBOR + 93), due 06/30/2020	$950,000	$953,371

Consumer Staples - 0.7%
Campbell Soup Company, 2.524% (3MO LIBOR + 63), due 03/15/2021	1,250,000	1,252,626

Energy - 1.0%
ConocoPhillips Company, 2.810% (3MO LIBOR + 90), due 05/15/2022	1,750,000	1,775,297

Financials - 3.6%
BP Capital Markets plc, 2.553% (3MO LIBOR + 65), due 09/19/2022	1,750,000	1,757,050
Goldman Sachs Group, Inc., 3.080% (3MO LIBOR + 117), due 11/15/2021	2,000,000	2,015,564
JPMorgan Chase & Company, 3.618% (3MO LIBOR + 148), due 03/01/2021	1,500,000	1,519,936
Wells Fargo & Company, 2.895% (3MO LIBOR + 101), due 12/07/2020	929,000	936,218
		6,228,768
Materials - 0.8%
Vulcan Materials Company, 2.782% (3MO LIBOR + 65), due 03/01/2021	1,275,000	1,277,443

Total Variable Rate Corporate Bonds (Cost $11,465,739)		$11,487,505

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 9.2%	Par Value	Value
U.S. Treasury Notes - 9.2%
1.526%, (3MO USTMMR) due 01/31/2020 (b)	$1,250,000	$1,249,960
3.625%, due 02/15/2021	1,450,000	1,481,719
3.125%, due 05/15/2021	2,750,000	2,806,182
2.75%, due 06/30/2025	4,810,000	5,066,659
2.875%, due 08/15/2028	4,785,000	5,160,697
Total U.S. Treasury Obligations (Cost $15,097,460)		$15,765,217

MONEY MARKET FUNDS - 5.6%	Shares	Value
First American Treasury Obligations Fund - Class Z, 1.49% (c) (Cost $9,602,075)	9,602,075	$9,602,075

Total Investments at Value - 101.6% (Cost $157,709,433)		$173,904,905

Liabilities in Excess of Other Assets - (1.6%)		(2,693,208)

Net Assets - 100.0%		$171,211,697

ADR	- American Depositary Receipt.
LIBOR	- London Interbank Offered Rate.
USTMMR	- U.S. Treasury Money Market Rate.

(a)	Non-income producing security.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2019. The reference rate and spread (in basis points) are indicated parenthetically.
(c)	The rate shown is the 7-day effective yield as of December 31, 2019.

See accompanying notes to Schedules of Investments

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2019 (Unaudited)

1.	Securities Valuation

The portfolio securities of Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund and Davenport Balanced Income Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds (“ETFs”), if any, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

Fixed income securities, including corporate bonds and U.S. Treasury obligations, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Given the inputs used by the pricing service, these securities are classified as Level 2 within the fair value hierarchy.

When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2019 by security type:

Davenport Core Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$596,933,522	$-	$-	$596,933,522
Money Market Funds	6,917,899	-	-	6,917,899
Total	$603,851,421	$-	$-	$603,851,421

Davenport Value & Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$732,064,861	$-	$-	$732,064,861
Money Market Funds	19,056,325	-	-	19,056,325
Total	$751,121,186	$-	$-	$751,121,186

Davenport Equity Opportunities Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$491,128,537	$-	$-	$491,128,537
Money Market Funds	9,184,208	-	-	9,184,208
Total	$500,312,745	$-	$-	$500,312,745

Davenport Small Cap Focus Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$192,530,154	$-	$-	$192,530,154
Money Market Funds	25,247,857	-	-	25,247,857
Total	$217,778,011	$-	$-	$217,778,011

Davenport Balanced Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$102,406,669	$-	$-	$102,406,669
Fixed Rate Corporate Bonds	-	34,643,439	-	34,643,439
Variable Rate Corporate Bonds	-	11,487,505	-	11,487,505
U.S. Treasury Obligations	-	15,765,217	-	15,765,217
Money Market Funds	9,602,075	-	-	9,602,075
Total	$112,008,744	$61,896,161	$-	$173,904,905

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the period ended December 31, 2019.

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2019:

	Davenport Core Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund

Cost of portfolio investments	$351,362,682	$587,893,095	$342,177,908

Gross unrealized appreciation	$258,776,361	$172,434,399	$167,526,257
Gross unrealized depreciation	(6,287,622)	(9,206,308)	(9,391,420)

Net unrealized appreciation	$252,488,739	$163,228,091	$158,134,837

	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund

Cost of portfolio investments	$177,198,405	$157,509,642

Gross unrealized appreciation	$47,459,383	$18,589,077
Gross unrealized depreciation	(6,879,777)	(2,193,814)

Net unrealized appreciation	$40,579,606	$16,395,263

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost of portfolio investments for each Fund, except Davenport Value & Income Fund, is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales and/or adjustments to basis on publicly traded partnerships and passive foreign investment companies.

THE DAVENPORT FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of December 31, 2019, Davenport Value & Income Fund and Davenport Equity Opportunities Fund had 27.2% and 27.5%, respectively, of the value of their net assets invested in common stocks within the Financials sector.